Unit and Stock-based Compensation, 2016 Plan (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019	Mar. 31, 2016
Weighted Average Grant Date Price [Abstract]
Unit-based compensation expenses	$ 9,686	$ 664	$ 343	$ 916	$ 23,353	$ 1,806	$ 2,485	$ 6,780
Selling, General and Administrative Expenses [Member]
Weighted Average Grant Date Price [Abstract]
Unit-based compensation expenses	9,435	593	280	846	22,870	1,623	2,217	4,636
Product Development Expenses [Member]
Weighted Average Grant Date Price [Abstract]
Unit-based compensation expenses	$ 251	$ 71	$ 63	$ 70	$ 483	$ 183	$ 268	$ 2,144
2016 Plan [Member] | Incentive Units [Member]
Unit and Stock-based Compensation [Abstract]
Number of incentive units authorized for grants (in shares)									18,231,111
Number of incentive units issued (in shares)			0					0
Award term							10 years
Shares [Roll Forward]
Beginning balance (in shares)			2,048,689	0				2,108,939
Forfeited (in shares)								(60,250)
Settled (in shares)			(2,048,689)
Ending balance (in shares)			0					2,048,689
Weighted Average Grant Date Price [Abstract]
Beginning balance (in dollars per share)								$ 0.68
Forfeited (in dollars per share)								$ 0.68
Settled (in dollars per share)			$ 0.68
Unit-based compensation expenses			$ 5,453
2016 Plan [Member] | Incentive Units [Member] | Accrued Expenses and Other Current Liabilities [Member]
Weighted Average Grant Date Price [Abstract]
Employee related payables							$ 1,060
2016 Plan [Member] | Incentive Units [Member] | Other Non-current Liabilities [Member]
Weighted Average Grant Date Price [Abstract]
Employee related payables				$ 2,369			$ 1,875
2016 Plan [Member] | Incentive Units [Member] | Selling, General and Administrative Expenses [Member]
Weighted Average Grant Date Price [Abstract]
Unit-based compensation expenses			3,162
2016 Plan [Member] | Incentive Units [Member] | Product Development Expenses [Member]
Weighted Average Grant Date Price [Abstract]
Unit-based compensation expenses			$ 2,291